INVENTORIES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INVENTORIES [Abstract]
Inventory write-down	$ 808,031	$ 740,087	$ 59,313,129